S000062249 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TCW METWEST Investment Grade Credit Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	3.47%	7.58%	(10.88%)	(0.61%)	8.11%	9.70%